FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value of loans and financing (Details) - Loans and financing - Discount rate - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 71,211,303	R$ 70,943,615
Foreign | Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Secondary Market
Financial Liabilities, Fair Value	R$ 37,361,853	40,309,832
Foreign | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	LIBOR
Financial Liabilities, Fair Value	R$ 16,760,316	17,724,315
Foreign | Assets financing
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Financial Liabilities, Fair Value	R$ 217,540	138,644
Foreign | IFC - International Finance Corporation
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Financial Liabilities, Fair Value	R$ 3,105,751
Domestic (Brazil) | Export credits ("Prepayment")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 1,303,156	1,320,415
Domestic (Brazil) | BNDES | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 230,227	292,487
Domestic (Brazil) | BNDES | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 1,971,409	1,393,010
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 10,219	21,656
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 644,710	575,129
Domestic (Brazil) | BNDES | Currency basket
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 4,122	10,866
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1/IPCA
Financial Liabilities, Fair Value	R$ 1,264,031	1,835,336
Domestic (Brazil) | Debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 6,663,101	5,643,440
Domestic (Brazil) | NCE ("Export Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 1,381,393	1,384,396
Domestic (Brazil) | NCR ("Rural Credit Notes")
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Financial Liabilities, Fair Value	R$ 293,475	R$ 294,089